Fair Value Measurements - Warrant Valuation Assumptions (Details) - Option pricing model	Sep. 30, 2023 Y USD ($)	Dec. 31, 2022 USD ($) Y	Dec. 31, 2021 USD ($) Y
Option Volatility
Significant assumptions used in valuation of the Company's warrants
Warrants, Measurement Input			136.4
Risk free interest rate
Significant assumptions used in valuation of the Company's warrants
Warrants, Measurement Input		4.2	1.1
Fair value
Significant assumptions used in valuation of the Company's warrants
Warrants, Measurement Input	2.40	11.50	31.63
Expected life
Significant assumptions used in valuation of the Company's warrants
Warrants, Measurement Input | Y			4.98
Preferred Warrants [Member] | Strike price
Significant assumptions used in valuation of the Company's warrants
Warrants, Measurement Input		520.00
Common stock warrants | Strike price
Significant assumptions used in valuation of the Company's warrants
Warrants, Measurement Input	3.69	0.90	34.08
Maximum | Option Volatility
Significant assumptions used in valuation of the Company's warrants
Warrants, Measurement Input	123.42	137.4
Maximum | Risk free interest rate
Significant assumptions used in valuation of the Company's warrants
Warrants, Measurement Input	5.46	4.7
Maximum | Expected life
Significant assumptions used in valuation of the Company's warrants
Warrants, Measurement Input | Y	4.65	4.5
Maximum | Common stock warrants | Strike price
Significant assumptions used in valuation of the Company's warrants
Warrants, Measurement Input	1,700.00	1,700
Minimum | Option Volatility
Significant assumptions used in valuation of the Company's warrants
Warrants, Measurement Input	86.06	136.8
Minimum | Risk free interest rate
Significant assumptions used in valuation of the Company's warrants
Warrants, Measurement Input	4.62	4.2
Minimum | Expected life
Significant assumptions used in valuation of the Company's warrants
Warrants, Measurement Input | Y	1.15	0.70
Minimum | Common stock warrants | Strike price
Significant assumptions used in valuation of the Company's warrants
Warrants, Measurement Input	45.00	45.00